UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings Fund
II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 2.2%	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 5%, 1/01/24	$ 3,450 $	2,883,200

Arizona - 6.9%	Arizona Health Facilities Authority Revenue Bonds (Catholic
	Healthcare West), Series A, 6.625%, 7/01/20	1,000	1,077,850
	Maricopa County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project 1), Series A, 6.50%, 7/01/12	1,365	1,216,352
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
	(America West Airlines, Inc. Project), AMT, 6.30%,
	4/01/23	2,060	1,319,306
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project), Series C, 6.75%, 7/01/31	970	799,154
	Pinal County, Arizona, COP, 5%, 12/01/29	1,000	846,310
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/32	2,535	1,581,232
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/37	2,175	1,309,372
	Show Low, Arizona, Improvement District Number 5, Special
	Assessment Bonds, 6.375%, 1/01/15	880	847,625

			8,997,201

California - 20.9%	Benicia, California, Unified School District, GO, Refunding,
	Series A, 5.615%, 8/01/20 (a)(b)(c)	2,000	990,360
	California Pollution Control Financing Authority, PCR, Refunding
	(Pacific Gas & Electric), AMT, Series A, 5.35%,
	12/01/16 (b)	5,130	4,839,231
	California State Public Works Board, Lease Revenue Bonds
	(Department of Corrections), Series C, 5.25%, 6/01/28	5,200	4,838,807
	East Side Union High School District, California, Santa Clara
	County, GO (Election of 2002), Series D, 5%, 8/01/20 (d)	1,000	994,660
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-3, 7.875%,
	6/01/13 (e)	870	1,020,397
	Poway, California, Unified School District, Special Tax Bonds
	(Community Facilities District Number 6), Series A, 6.125%,
	9/01/33	1,750	1,424,465
	Sacramento County, California, Airport System Revenue Bonds,
	AMT, Senior Series B, 5.25%, 7/01/39 (f)	1,545	1,170,415

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
COP	Certificates of Participation	HFA	Housing Finance Agency
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDR	Economic Development Revenue Bonds	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	San Jose, California, Airport Revenue Refunding Bonds, AMT,
	Series A, 5.50%, 3/01/32 (g)	$ 3,780	$ 3,083,951
	San Marino, California, Unified School District, GO, Series A,
	5.50%, 7/01/17 (b)(c)	1,820	1,201,946
	San Marino, California, Unified School District, GO, Series A,
	5.55%, 7/01/18 (b)(c)	1,945	1,197,050
	San Marino, California, Unified School District, GO, Series A,
	5.60%, 7/01/19 (b)(c)	2,070	1,188,511
	Tracy, California, Area Public Facilities Financing Agency,
	Special Tax Refunding Bonds (Community Facilities District
	Number 87-1), Series H, 5.875%, 10/01/19 (b)	4,925	5,163,764

			27,113,557

Colorado - 3.2%	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), 5.20%, 3/01/31 (f)	365	340,768
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (f)	735	671,415
	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (f)	1,300	1,162,876
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
	Improvement Fee), Series A, 7.10%, 9/01/14	1,315	1,282,717
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation
	Revenue Bonds (Public Improvement Fees), 8.125%, 12/01/25	860	751,141

			4,208,917

Florida - 7.5%	Ballantrae, Florida, Community Development District, Capital
	Improvement Revenue Bonds, 6%, 5/01/35	1,600	1,250,032
	Greater Orlando Aviation Authority, Florida, Airport Facilities
	Revenue Bonds (JetBlue Airways Corp.), AMT, 6.50%, 11/15/36	1,515	896,819
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H.
	Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	2,310	1,673,410
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.24%, 10/01/37 (b)(c)	1,765	249,536
	Midtown Miami, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	2,450	1,820,987
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Orlando Regional Healthcare), 6%,
	12/01/12 (e)	2,400	2,644,320
	Palm Coast Park Community Development District, Florida,
	Special Assessment Revenue Bonds, 5.70%, 5/01/37	515	343,412
	Preserve at Wilderness Lake, Florida, Community Development
	District, Capital Improvement Bonds, Series A, 5.90%, 5/01/34
		1,245	914,814

			9,793,330

Georgia - 3.4%	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic
	Station Project), 5%, 12/01/23 (g)	1,000	946,210
	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic
	Station Project), 4.75%, 12/01/24 (g)	2,000	1,795,340

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue
	Bonds, Series A, 6.375%, 7/15/38 (h)	$ 865	$ 134,075
	Private Colleges and Universities Authority, Georgia, Revenue
	Refunding Bonds (Emory University Project), Series C, 5%,
	9/01/38	1,650	1,531,877

			4,407,502

Idaho - 1.1%	Power County, Idaho, Industrial Development Corporation, Solid
	Waste Disposal Revenue Bonds (FMC Corporation Project), AMT,
	6.45%, 8/01/32	2,000	1,464,920

Illinois - 2.7%	Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
	6.75%, 12/01/32	1,000	841,310
	Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-
	Series C-2, 5.25%, 8/01/22	2,000	1,753,280
	Illinois State Finance Authority Revenue Bonds (Landing At
	Plymouth Place Project), Series A, 6%, 5/15/25	500	374,600
	Illinois State Finance Authority Revenue Bonds (Monarch
	Landing, Inc. Project), Series A, 7%, 12/01/37	720	556,250

			3,525,440

Louisiana - 4.0%	Louisiana Local Government Environmental Facilities and
	Community Development Authority Revenue Bonds (Westlake
	Chemical Corporation), 6.75%, 11/01/32	2,500	1,892,250
	Louisiana Public Facilities Authority, Hospital Revenue Bonds
	(Franciscan Missionaries of Our Lady Health System, Inc.),
	Series A, 5.25%, 8/15/36	2,500	1,912,625
	New Orleans, Louisiana, Financing Authority Revenue Bonds
	(Xavier University of Louisiana Project), 5.30%,
	6/01/12 (b)(e)	1,275	1,361,815

			5,166,690

Maryland - 3.8%	Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
	Senior Series A, 5.25%, 9/01/39 (c)(i)	4,370	4,055,797
	Maryland State Energy Financing Administration, Limited
	Obligation Revenue Bonds (Cogeneration-AES Warrior Run), AMT,
	7.40%, 9/01/19	1,050	896,060

			4,951,857

Massachusetts - 2.8%	Massachusetts State Development Finance Agency Revenue Bonds
	(Neville Communities Home), Series A, 5.75%,
	6/20/22 (j)	600	605,040
	Massachusetts State Development Finance Agency Revenue
	Bonds (Neville Communities Home), Series A, 6%, 6/20/44 (j)	1,500	1,466,025
	Massachusetts State, HFA, Housing Revenue Bonds, AMT,
	Series A, 5.25%, 12/01/48	2,100	1,553,916

			3,624,981

Michigan - 3.9%	Flint, Michigan, Hospital Building Authority, Revenue Refunding
	Bonds (Hurley Medical Center), Series A, 6%,
	7/01/20 (k)	1,100	883,487

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Michigan State Strategic Fund, Limited Obligation Revenue
	Refunding Bonds (Detroit Edison Company Pollution Control
	Project), AMT, Series C, 5.65%, 9/01/29 (d)	$ 5,000	$ 4,250,650

			5,134,137

Minnesota - 4.4%	Minneapolis, Minnesota, Community Development Agency,
	Supported Development Revenue Refunding Bonds (Common
	Bond), Series G-3, 5.35%, 12/01/11 (e)	1,680	1,790,141
	Minnesota State Municipal Power Agency, Electric Revenue
	Bonds, 5.25%, 10/01/21	4,220	3,948,865

			5,739,006

Mississippi - 1.6%	Mississippi Business Finance Corporation, Mississippi, PCR,
	Refunding (System Energy Resources, Inc. Project), 5.875%,
	4/01/22	2,000	1,611,740
	Mississippi Business Finance Corporation, Mississippi, PCR,
	Refunding (System Energy Resources, Inc. Project), 5.90%,
	5/01/22	500	403,650

			2,015,390

Missouri - 1.2%	Kansas City, Missouri, IDA, First Mortgage Health Facilities
	Revenue Bonds (Bishop Spencer Place), Series A, 6.50%,
	1/01/35	1,000	750,610
	Missouri State Development Finance Board, Infrastructure
	Facilities Revenue Refunding Bonds (Branson), Series A, 5.50%,
	12/01/32	1,000	746,570

			1,497,180

New Jersey - 7.5%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	4,050	3,143,205
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31	1,890	1,393,081
	New Jersey EDA, Retirement Community Revenue Bonds (Cedar
	Crest Village, Inc. Facility), Series A, 7.25%, 11/15/11 (e)	1,000	1,106,120
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.625%, 9/15/12	2,000	1,640,200
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series C, 5%, 1/01/30 (f)	2,500	2,383,675

			9,666,281

New York - 9.8%	Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Saint Francis Hospital), Series A, 7.50%,
	3/01/29	900	860,481
	New York City, New York, City IDA, Civic Facility Revenue Bonds,
	Series C, 6.80%, 6/01/28	415	390,237
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines, Inc. Project), AMT, 8%, 11/01/12	525	393,750
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines, Inc. Project), AMT, 8.375%,
	11/01/16	525	367,495
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Refunding Bonds, Series S-1, 4.50%,
	1/15/38	500	387,845

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/20 (b)	$ 3,855	$ 3,906,387
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series A-1, 5.50%, 6/01/15	1,100	1,108,558
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series A-1, 5.50%, 6/01/18	2,400	2,416,920
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series C-1, 5.50%, 6/01/22	1,100	1,074,260
	Westchester County, New York, IDA, Continuing Care
	Retirement, Mortgage Revenue Bonds (Kendal on Hudson
	Project), Series A, 6.50%, 1/01/13 (e)	1,575	1,782,065

			12,687,998

North Carolina - 1.5%	North Carolina Eastern Municipal Power Agency, Power System
	Revenue Bonds, Series D, 6.75%, 1/01/26	2,000	2,002,940

Ohio - 0.8%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%,
	6/01/47	1,565	1,073,027

Pennsylvania - 4.1%	Pennsylvania Economic Development Financing Authority,
	Exempt Facilities Revenue Bonds (National Gypsum Company),
	AMT, Series A, 6.25%, 11/01/27	2,750	1,667,875
	Philadelphia, Pennsylvania, Authority for IDR, Commercial
	Development, 7.75%, 12/01/17	540	511,407
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
	Bonds (Guthrie Healthcare System), Series B, 7.125%,
	12/01/11 (e)	2,630	3,121,994

			5,301,276

Rhode Island - 1.9%	Rhode Island State Health and Educational Building Corporation,
	Hospital Financing Revenue Bonds (Lifespan Obligation Group),
	6.50%, 8/15/12 (e)	2,190	2,416,994

South Carolina - 3.5%	Medical University Hospital Authority, South Carolina, Hospital
	Facilities Revenue Refunding Bonds, Series A, 6.375%,
	8/15/12 (e)	2,080	2,316,122
	South Carolina Jobs, EDA, EDR (Westminster Presbyterian
	Center), 7.75%, 11/15/10 (e)	2,000	2,246,100

			4,562,222

South Dakota - 0.8%	South Dakota State Health and Educational Facilities Authority
	Revenue Bonds (Sanford Health), 5%, 11/01/40	1,350	1,064,435

Tennessee - 2.6%	Hardeman County, Tennessee, Correctional Facilities
	Corporation Revenue Bonds, Series B, 7.375%, 8/01/17	2,200	1,927,882
	Shelby County, Tennessee, Health, Educational and Housing
	Facility Board, Hospital Revenue Refunding Bonds (Methodist
	Healthcare), 6.50%, 9/01/12 (e)	1,280	1,424,678

			3,352,560

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Texas - 8.2%	Brazos River, Texas, Harbor Navigation District, Brazoria County
	Environmental Revenue Refunding Bonds (Dow Chemical
	Company Project), AMT, Series A-7, 6.625%,
	5/15/33	$ 2,500	$ 2,052,800
	Houston, Texas, Health Facilities Development Corporation,
	Retirement Facility Revenue Bonds (Buckingham Senior Living
	Community), Series A, 7.125%, 2/15/14 (d)	1,300	1,468,194
	Matagorda, Texas, Hospital District Revenue Bonds, 5%,
	2/15/35 (l)	3,265	2,808,651
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, Second Tier, Series F, 6.125%, 1/01/31	3,020	2,781,511
	San Antonio Energy Acquisition Public Facilities Corporation,
	Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/23	1,130	837,782
	San Antonio Energy Acquisition Public Facilities Corporation,
	Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	1,035	765,051

			10,713,989

Vermont - 0.7%	Vermont Educational and Health Buildings Financing Agency,
	Revenue Bonds (Developmental and Mental Health), Series A,
	6.50%, 6/15/32	1,000	873,120

Virginia - 15.2%	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia
	Electric and Power Company), Series B, 5.875%, 6/01/17	575	579,767
	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and
	Power Company), Series A, 5.875%, 6/01/17	425	428,522
	Fairfax County, Virginia, EDA, Resource Recovery Revenue
	Refunding Bonds, AMT, Series A, 6.10%, 2/01/11 (m)	5,000	5,112,000
	Tobacco Settlement Financing Corporation of Virginia, Asset-
	Backed Revenue Bonds, 5.625%, 6/01/15 (e)	2,185	2,387,987
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.375%, 7/01/36 (b)	7,900	7,051,698
	Virginia State, HDA, Rental Housing Revenue Bonds, AMT, Series
	B, 5.625%, 8/01/11	1,095	1,111,042
	Virginia State, HDA, Revenue Bonds, AMT, Series D, 6%,
	4/01/24	3,200	3,004,032

			19,675,048

Washington - 0.6%	Seattle, Washington, Housing Authority Revenue Bonds
	(Replacement Housing Project), 6.125%, 12/01/32	975	783,578

Wisconsin - 0.9%	Wisconsin State Health and Educational Facilities Authority
	Revenue Bonds (SynergyHealth, Inc.), 6%, 11/15/32	1,360	1,140,863

Puerto Rico - 1.8%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/36 (g)	1,945	1,715,801
	Puerto Rico Industrial, Medical and Environmental Pollution
	Control Facilities Financing Authority, Special Facilities Revenue
	Bonds (American Airlines, Inc.), Series A, 6.45%,
	12/01/25	1,550	612,250

			2,328,051

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

U.S. Virgin Islands - 1.7%	Virgin Islands Government Refinery Facilities, Revenue Refunding
	Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	$ 2,680	$ 2,221,559

	Total Municipal Bonds - 131.2%		170,387,249

	Municipal Bonds Transferred to Tender Option Bond Trusts (n)

California - 5.1%	Sequoia, California, Unified High School District, GO, Refunding,
	Series B, 5.50%, 7/01/35 (f)	5,519	5,465,133
	Tustin, California, Unified School District, Senior Lien Special
	Tax Bonds (Community Facilities District Number 97-1),
	Series A, 5%, 9/01/32 (f)	1,250	1,117,175

			6,582,308

Colorado - 2.1%	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health), Series C-3, 5.10%, 10/01/41 (f)	1,870	1,651,285
	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health), Series C-7, 5%, 9/01/36 (f)	1,200	1,062,072

			2,713,357

Connecticut - 3.3%	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	2,300	2,144,750
	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Yale University), Series X-3, 4.85%, 7/01/37	2,370	2,167,318

			4,312,068

Massachusetts - 2.2%	Massachusetts State School Building Authority, Dedicated Sales
	Tax Revenue Bonds, Series A, 5%, 8/15/30 (f)	2,999	2,842,855

New York - 2.5%	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5.25%, 10/15/27 (g)	3,200	3,209,632

Tennessee - 1.7%	Shelby County, Tennessee, Health, Educational and Housing
	Facility Board, Hospital Revenue Bonds (Saint Jude Children's
	Research Hospital), 5%, 7/01/31	2,500	2,197,850

Texas - 7.0%	Harris County, Texas, Toll Road Revenue Refunding Bonds,
	Senior Lien, Series A, 5.25%, 8/15/35 (f)	8,730	9,169,206

Virginia - 3.2%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	2,730	2,577,065
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.35%, 7/01/31 (b)	1,725	1,565,127

			4,142,192

Washington - 1.0%	Central Puget Sound Regional Transportation Authority,
	Washington, Sales and Use Tax Revenue Bonds, Series A, 5%,
	11/01/32 (f)	1,365	1,250,597

	Total Municipal Bonds Transferred to Tender
	Option Bond Trusts - 28.1%		36,420,065

	Total Long-Term Investments (Cost - $231,928,687) - 159.3%		206,807,314

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 1.63% (o)(p)	1,511,703	1,511,703

	Total Short-Term Securities
	(Cost - $1,511,703) - 1.2%		1,511,703

BlackRock MuniHoldings Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $233,440,390*) - 160.5%	$ 208,319,017
Other Assets Less Liabilities - 2.7%	3,525,524
Liability for Trust Certificates, Including
Interest Expense and Fees Payable - (16.2)%	(20,982,544)
Preferred Shares, at Redemption Value - (47.0)%	(61,032,230)
Net Assets Applicable to Common Shares - 100.0%	$ 129,829,767

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008,

as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 210,978,013

Gross unrealized appreciation	$ 4,096,925
Gross unrealized depreciation	(27,568,994)

Net unrealized depreciation	$ (23,472,069)

(a)	FGIC Insured.

(b)	MBIA Insured.

(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(d)	XL Capital Insured.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	FSA Insured.

(g)	Assured Guaranty Insured.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	BHAC Insured.

(j)	GNMA Collateralized.

(k)	ACA Insured.

(l)	FHA Insured.

(m)	AMBAC Insured.

(n)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	Represents the current yield as of report date.

(p)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	1,499,982	$ 10,497

BlackRock MuniHoldings Fund II, Inc. Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 1,511,703
Level 2	206,807,314
Level 3	-

Total	$ 208,319,017

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Fund II, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: December 19, 2008